CONCENTRATIONS (Details Narrative)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cash and cash equivalents	$ 908,341		$ 1,379,434	$ 470,335	$ 182,829
CHINA
Cash and cash equivalents	908,341		$ 1,379,434
CHINA | Maximum [Member]
Cash insured amount	$ 71,499	¥ 500,000